Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000147183 | 39098227Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147183 | 39098228NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147183 | 39098233Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147183 | 39098187Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147183 | 39098216Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147183 | 39098221Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147183 | 39098232Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147183 | 39098182Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | 39098180Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | 39098203Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147183 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | USD
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147183 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000147183 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000147183 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147183 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000147183 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147183 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147183 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147183 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147183 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147183 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147183 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147183 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000147183 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147183 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147183 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147183 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147183 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147183 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147183 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147183 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147183 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147183 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147183 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147183 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147182 | 39098227Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147182 | 39098228NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147182 | 39098233Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147182 | 39098187Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147182 | 39098216Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147182 | 39098221Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147182 | 39098232Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147182 | 39098182Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | 39098180Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | 39098203Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147182 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | USD
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147182 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000147182 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000147182 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147182 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000147182 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147182 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147182 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147182 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147182 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147182 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147182 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147182 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000147182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147182 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147182 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147182 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147182 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147182 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147182 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147182 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000147177 | 39098227Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000147177 | 39098228NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000147177 | 39098233Taiwan Semiconductor Manufacturing Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147177 | 39098187Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000147177 | 39098216Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000147177 | 39098221Otis Worldwide Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000147177 | 39098232Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147177 | 39098182Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | 39098180Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | 39098203Cboe Global Markets, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147177 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | Other Assets and Liabilities Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | USD
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147177 | Short-Term Investments Country Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000147177 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000147177 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000147177 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000147177 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000147177 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000147177 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147177 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147177 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147177 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000147177 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000147177 | United States
Holdings [Line Items]
Percent of Net Asset Value	67.00%
C000147177 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147177 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147177 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000147177 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000147177 | France
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000147177 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000147177 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147177 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000147177 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000147177 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000147177 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000147177 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000107480 | 39061370NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107480 | 39061366Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107480 | 39061351Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107480 | 39061216Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107480 | 39061229Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107480 | 39061267Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107480 | 39061356Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107480 | 39061221Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107480 | 39061292Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107480 | 390613213M Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107480 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107480 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107480 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000107480 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107480 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107480 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107480 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107480 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000107480 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107480 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107480 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107477 | 39061370NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107477 | 39061366Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107477 | 39061351Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107477 | 39061216Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107477 | 39061229Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107477 | 39061267Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107477 | 39061356Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107477 | 39061221Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107477 | 39061292Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107477 | 390613213M Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107477 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107477 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107477 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000107477 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107477 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107477 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107477 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107477 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107477 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000107477 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107477 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107477 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107481 | 39061370NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107481 | 39061366Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107481 | 39061351Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107481 | 39061216Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107481 | 39061229Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107481 | 39061267Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107481 | 39061356Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107481 | 39061221Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107481 | 39061292Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107481 | 390613213M Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107481 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107481 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107481 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000107481 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107481 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107481 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107481 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107481 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000107481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107481 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107482 | 39061370NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000107482 | 39061366Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000107482 | 39061351Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107482 | 39061216Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000107482 | 39061229Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107482 | 39061267Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000107482 | 39061356Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000107482 | 39061221Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000107482 | 39061292Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000107482 | 390613213M Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107482 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000107482 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000107482 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000107482 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000107482 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000107482 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000107482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000107482 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000107482 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000107482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107482 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000230111 | 39061629Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230111 | 39061639Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230111 | 39061643NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230111 | 39061631Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230111 | 39061601AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230111 | 39061625Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230111 | 39061621Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230111 | 39061657TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230111 | 39061599Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230111 | 39061609Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230111 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000230111 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000230111 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000230111 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230111 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000230111 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230111 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000230111 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230111 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230111 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000180082 | 39061629Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000180082 | 39061639Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000180082 | 39061643NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000180082 | 39061631Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000180082 | 39061601AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000180082 | 39061625Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000180082 | 39061621Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180082 | 39061657TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180082 | 39061599Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000180082 | 39061609Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000180082 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000180082 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000180082 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000180082 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000180082 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000180082 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000180082 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000180082 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000180082 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000180082 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236906 | 39061629Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000236906 | 39061639Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236906 | 39061643NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236906 | 39061631Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236906 | 39061601AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236906 | 39061625Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236906 | 39061621Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236906 | 39061657TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236906 | 39061599Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236906 | 39061609Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236906 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000236906 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000236906 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236906 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000236906 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000236906 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000236906 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000236906 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000236906 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236906 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230112 | 39061629Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230112 | 39061639Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230112 | 39061643NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230112 | 39061631Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230112 | 39061601AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000230112 | 39061625Veralto Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230112 | 39061621Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230112 | 39061657TE Connectivity PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230112 | 39061599Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230112 | 39061609Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230112 | Other Assets and Liabilities Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C000230112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000230112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000230112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000230112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000230112 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000230112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000230112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000230112 | Short-Term Investments Sector Weighting
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%